Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2018
Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Unconsolidated Structured Entities Explanatory

c) Interests in unconsolidated structured entities

During 2018, the Group sponsored the creation of various SEs and interacted with a number of non-sponsored SEs, including securitization vehicles, client vehicles as well as certain investment funds, that UBS did not consolidate as of 31 December 2018 because it did not control these entities.

The table below presents the Group’s interests in and maximum exposure to loss from unconsolidated SEs as well as the total assets held by the SEs in which UBS had an interest as of year-end, except for investment funds sponsored by third parties, for which the carrying value of UBS’s interest as of year-end has been disclosed.

Interests in unconsolidated structured entities
	31.12.18
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	420	174	7,297	7,890	7,890
Derivative financial instruments	8	35	1	44	44
Loans and advances to customers			179	179	179
Financial assets at fair value not held for trading	87	48[2]	166[3]	302	1,878
Financial assets measured at fair value through other comprehensive income		3,931		3,931	3,931
Other financial assets measured at amortized cost	312	25[2]		337	1,423
Total assets	826[4]	4,212	7,643	12,682
Derivative financial instruments	3[5]	123	32	158	3
Total liabilities	3	123	32	158
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	63[6]	69[7]	385[8]

	31.12.17
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	373	316	6,302	6,991	6,991
Derivative financial instruments	22	70	23	114	114
Loans and advances to customers			100	100	100
Financial assets at fair value not held for trading	86	68[2]	108	262	1,826
Financial assets measured at fair value through other comprehensive income		3,965	46[3]	4,011	4,011
Other financial assets measured at amortized cost	299	30[2]		328	1,443
Total assets	779[4]	4,449	6,578	11,806
Derivative financial instruments	21[5]	54	208	283	14
Total liabilities	21	54	208	283
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)[9]	58[6]	80[7]	422[8]
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying value of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount. 3 Upon adoption of IFRS 9 on 1 January 2018, investment fund units that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 0.6 billion of the USD 0.8 billion (31 December 2017: USD 0.7 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 5 Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 6 Represents the principal amount outstanding. 7 Represents the market value of total assets. 8 Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS. 9 In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated structured entities at 31 December 2017 would have been USD 0.3 million and USD 0.2 million lower for securitization vehicles and client vehicles, respectively. Assets held by the unconsolidated structured entities in which UBS had an interest at 31 December 2017 would have been USD 26 billion lower for securitization vehicles and USD 22 billion lower for client vehicles.

The Group retains or purchases interests in unconsolidated SEs in the form of direct investments, financing, guarantees, letters of credit, derivatives and through management contracts.

The Group’s maximum exposure to loss is generally equal to the carrying value of the Group’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that the Group is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.

The maximum exposure to loss disclosed in the table on the previous page does not reflect the Group’s risk management activities, including effects from financial instruments that may be used to economically hedge the risks inherent in the unconsolidated SE or the risk-reducing effects of collateral or other credit enhancements.

In 2018 and 2017, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.

In 2018 and 2017, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in other net income from fair value changes on financial instruments, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.

Interests in securitization vehicles

As of 31 December 2018 and 31 December 2017, the Group held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases the Group may be required to absorb losses from an unconsolidated SE before other parties because the Group’s interest is subordinated to others in the ownership structure.

An overview of the Group’s interests in unconsolidated securitization vehicles and the relative ranking and external credit rating of those interests is presented in the table on the following pages. The numbers outlined in this table may differ from the securitization positions presented in the 31 December 2018 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors, for the following reasons: (i) exclusion from the table on the following pages of synthetic securitizations transacted with entities that are not SEs and transactions in which the Group did not have an interest because it did not absorb any risk, (ii) a different measurement basis in certain cases (e.g., IFRS carrying value within the table above compared with net exposure amount at default for Pillar 3 disclosures) and (iii) different classification of vehicles viewed as sponsored by the Group versus sponsored by third parties.

  Refer to Note 1a item 1 for more information on the Group’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities
  Refer to the 31 December 2018 Pillar 3 report under “Pillar 3 disclosures” at www.ubs.com/investors for more information

Interests in client vehicles

As of 31 December 2018 and 31 December 2017, the Group retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Interests in investment funds

The Group holds interests in a number of investment funds, primarily resulting from seed investments or in order to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, the Group manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund and the jurisdiction of incorporation, as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align the Group’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. The Group did not have any material exposure to loss from these interests as of 31 December 2018 or as of 31 December 2017.

Interests in unconsolidated securitization vehicles[1]
	31.12.18
USD million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	87	196		8	291
of which: rated investment grade		196			196
of which: rated sub-investment grade	87			8	95
of which: not rated		0			0
Interests in mezzanine tranches		13			13
of which: rated investment grade		12			12
of which: not rated		0			0
Interests in junior tranches	8	1			9
of which: not rated	8	1			9
Total	95	210		8	313
of which: financial assets at fair value held for trading	8	210		8	226
of which: financial assets at fair value not held for trading	87				87
Total assets held by the vehicles in which UBS had an interest (USD billion)	0	24		1	25

Not sponsored by UBS
Interests in senior tranches	1	33	25	126	185
of which: rated investment grade	1	33	0	126	160
of which: not rated		0	25		25
Interests in mezzanine tranches	1	7			8
of which: rated investment grade		2			2
of which: rated sub-investment grade	1				1
of which: defaulted	0				0
of which: not rated	0	5			5
Interests in junior tranches	1				1
of which: rated sub-investment grade	1				1
of which: defaulted	0				0
Total	3	41	25	126	194
of which: financial assets at fair value held for trading	3	41	25	126	194
Total assets held by the vehicles in which UBS had an interest (USD billion)	2	12	22	1	37

Interests in unconsolidated securitization vehicles (continued)[1]
	31.12.17
USD million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	86	24	0	11	121
of which: rated investment grade	0	24	0		24
of which: rated sub-investment grade	86				86
of which: defaulted				11	11
Interests in junior tranches		9			9
of which: rated investment grade		9			9
Total	86	33	0	11	130
of which: financial assets at fair value held for trading		33	0	11	44
of which: financial assets at fair value not held for trading	86				86
Total assets held by the vehicles in which UBS had an interest (USD billion)	1	10	0	1	12

Not sponsored by UBS
Interests in senior tranches	77	7	169	66	319
of which: rated investment grade	77	7	169	66	319
Interests in mezzanine tranches	9	1			9
of which: rated investment grade		1			1
of which: defaulted	9				9
Interests in junior tranches	1				1
of which: rated sub-investment grade	1				1
Tranche information not available	0				0
of which: rated investment grade	0				0
of which: not rated	0				0
Total	87	7	169	66	330
of which: financial assets at fair value held for trading	87	7	169	66	330
Total assets held by the vehicles in which UBS had an interest (USD billion)[4]	19	5	20	0	44
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations. 4 In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated securitization vehicles at 31 December 2017 would have been USD 0.3 million lower and the assets held by these unconsolidated securitization vehicles would have been USD 26 billion lower.

Sponsored unconsolidated structured entities in which UBS did not have an interest

For several sponsored SEs, no interest was held by the Group at year-end. However, during the respective reporting period the Group transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs.

The majority of the fee income arose from investment funds that are sponsored and administrated by the Group, but managed by third parties. As the Group does not provide any active management services, UBS was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below.

The Group also recorded other net income from fair value changes on financial instruments from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps as well as credit derivatives, through which the Group purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because the Group does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from the Group’s risk management activities.

During 2018, UBS and third parties transferred assets of USD 1 billion and USD 1 billion, respectively, into sponsored securitization vehicles created in the year (2017: USD 2 billion and USD 8 billion, respectively). UBS and third parties also transferred assets of USD 2 billion and USD 0 billion, respectively, into sponsored client vehicles created in the year (2017: USD 3 billion and USD 1 billion, respectively). For sponsored investment funds, transfers arose during the period as investors invested and redeemed positions, thereby changing the overall size of the funds, which, when combined with market movements, resulted in a total closing net asset value of USD 18 billion (31 December 2017: USD 15 billion).

Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end[1]
	As of or for the year ended
	31.12.18
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	0	(6)	1	(5)
Net fee and commission income		16	39	54
Other net income from fair value changes on financial instruments	0	8	20	29
Total income	1	18	60	78
Asset information (USD billion)	2[2]	2[3]	18[4]

	As of or for the year ended
	31.12.17
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	2	(9)	0	(7)
Net fee and commission income			41	41
Other net income from fair value changes on financial instruments	(8)	(50)	2	(56)
Total income	(6)	(59)	43	(22)
Asset information (USD billion)	10[2]	4[3]	15[4]
1 For the year ended 31 December 2018, no profit attributable to non-controlling interests was excluded from the table (31 December 2017: USD 73 million). 2 Represents the amount of assets transferred to the respective securitization vehicles. 3 Represents the amount of assets transferred to the respective client vehicles. Information in the comparative period has been restated. Asset information as of 31 December 2017 has decreased by USD 3 billion as a result. 4 Represents the total net asset value of the respective investment funds.

UBS AG
Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Unconsolidated Structured Entities Explanatory

c) Interests in unconsolidated structured entities

During 2018, UBS AG sponsored the creation of various SEs and interacted with a number of non-sponsored SEs, including securitization vehicles, client vehicles as well as certain investment funds, that UBS did not consolidate as of 31 December 2018 because it did not control these entities.

The table below presents UBS AG’s interests in and maximum exposure to loss from unconsolidated SEs as well as the total assets held by the SEs in which UBS had an interest as of year-end, except for investment funds sponsored by third parties, for which the carrying value of UBS’s interest as of year-end has been disclosed.

Interests in unconsolidated structured entities
	31.12.18
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	420	174	7,297	7,890	7,890
Derivative financial instruments	8	35	1	44	44
Loans and advances to customers			179	179	179
Financial assets at fair value not held for trading	87	48[2]	85[3]	220	1,796
Financial assets measured at fair value through other comprehensive income		3,931		3,931	3,931
Other financial assets measured at amortized cost	312	25[2]		337	1,423
Total assets	826[4]	4,212	7,562	12,600
Derivative financial instruments	3[5]	123	32	158	3
Total liabilities	3	123	32	158
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	63[6]	69[7]	385[8]

	31.12.17
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	373	316	6,302	6,991	6,991
Derivative financial instruments	22	70	23	114	114
Loans and advances to customers			100	100	100
Financial assets at fair value not held for trading	86	68[2]		154	1,718
Financial assets measured at fair value through other comprehensive income		3,965	46[3]	4,011	4,011
Other financial assets measured at amortized cost	299	30[2]		328	1,443
Total assets	779[4]	4,449	6,470	11,698
Derivative financial instruments	21[5]	54	208	283	14
Total liabilities	21	54	208	283
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)[9]	58[6]	80[7]	422[8]
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying value of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount. 3 Upon adoption of IFRS 9 on 1 January 2018, investment fund units that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 0.6 billion of the USD 0.8 billion (31 December 2017: USD 0.7 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 5 Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 6 Represents the principal amount outstanding. 7 Represents the market value of total assets. 8 Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS. 9 In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated structured entities at 31 December 2017 would have been USD 0.3 million and USD 0.2 million lower for securitization vehicles and client vehicles, respectively. Assets held by the unconsolidated structured entities in which UBS had an interest at 31 December 2017 would have been USD 26 billion lower for securitization vehicles and USD 22 billion lower for client vehicles.

UBS AG retains or purchases interests in unconsolidated SEs in the form of direct investments, financing, guarantees, letters of credit, derivatives and through management contracts.

UBS AG’s maximum exposure to loss is generally equal to the carrying value of UBS AG’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that UBS AG is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.

The maximum exposure to loss disclosed in the table on the previous page does not reflect UBS AG’s risk management activities, including effects from financial instruments that may be used to economically hedge the risks inherent in the unconsolidated SE or the risk-reducing effects of collateral or other credit enhancements.

In 2018 and 2017, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.

In 2018 and 2017, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in other net income from fair value changes on financial instruments, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.

Interests in securitization vehicles

As of 31 December 2018 and 31 December 2017, UBS AG held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases UBS AG may be required to absorb losses from an unconsolidated SE before other parties because UBS AG’s interest is subordinated to others in the ownership structure.

An overview of UBS AG’s interests in unconsolidated securitization vehicles and the relative ranking and external credit rating of those interests is presented in the table on the following pages. The numbers outlined in this table may differ from the securitization positions presented in the 31 December 2018 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors, for the following reasons: (i) exclusion from the table on the following pages of synthetic securitizations transacted with entities that are not SEs and transactions in which UBS AG did not have an interest because it did not absorb any risk, (ii) a different measurement basis in certain cases (e.g., IFRS carrying value within the table above compared with net exposure amount at default for Pillar 3 disclosures) and (iii) different classification of vehicles viewed as sponsored by UBS AG versus sponsored by third parties.

  Refer to Note 1a item 1 for more information on the Group’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities
  Refer to the 31 December 2018 Pillar 3 report under “Pillar 3 disclosures” at www.ubs.com/investors for more information

Interests in client vehicles

As of 31 December 2018 and 31 December 2017, UBS AG retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Interests in investment funds

UBS AG holds interests in a number of investment funds, primarily resulting from seed investments or in order to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, UBS AG manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund and the jurisdiction of incorporation, as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align UBS AG’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. UBS AG did not have any material exposure to loss from these interests as of 31 December 2018 or as of 31 December 2017.

Interests in unconsolidated securitization vehicles[1]
	31.12.18
USD million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	87	196		8	291
of which: rated investment grade		196			196
of which: rated sub-investment grade	87			8	95
of which: not rated		0			0
Interests in mezzanine tranches		13			13
of which: rated investment grade		12			12
of which: not rated		0			0
Interests in junior tranches	8	1			9
of which: not rated	8	1			9
Total	95	210		8	313
of which: financial assets at fair value held for trading	8	210		8	226
of which: financial assets at fair value not held for trading	87				87
Total assets held by the vehicles in which UBS had an interest (USD billion)	0	24		1	25

Not sponsored by UBS
Interests in senior tranches	1	33	25	126	185
of which: rated investment grade	1	33	0	126	160
of which: not rated		0	25		25
Interests in mezzanine tranches	1	7			8
of which: rated investment grade		2			2
of which: rated sub-investment grade	1				1
of which: defaulted	0				0
of which: not rated	0	5			5
Interests in junior tranches	1				1
of which: rated sub-investment grade	1				1
of which: defaulted	0				0
Total	3	41	25	126	194
of which: financial assets at fair value held for trading	3	41	25	126	194
Total assets held by the vehicles in which UBS had an interest (USD billion)	2	12	22	1	37

Interests in unconsolidated securitization vehicles (continued)[1]
	31.12.17
USD million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	86	24	0	11	121
of which: rated investment grade	0	24	0		24
of which: rated sub-investment grade	86				86
of which: defaulted				11	11
Interests in junior tranches		9			9
of which: rated investment grade		9			9
Total	86	33	0	11	130
of which: financial assets at fair value held for trading		33	0	11	44
of which: financial assets at fair value not held for trading	86				86
Total assets held by the vehicles in which UBS had an interest (USD billion)	1	10	0	1	12

Not sponsored by UBS
Interests in senior tranches	77	7	169	66	319
of which: rated investment grade	77	7	169	66	319
Interests in mezzanine tranches	9	1			9
of which: rated investment grade		1			1
of which: defaulted	9				9
Interests in junior tranches	1				1
of which: rated sub-investment grade	1				1
Tranche information not available	0				0
of which: rated investment grade	0				0
of which: not rated	0				0
Total	87	7	169	66	330
of which: financial assets at fair value held for trading	87	7	169	66	330
Total assets held by the vehicles in which UBS had an interest (USD billion)[4]	19	5	20	0	44
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations. 4 In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated securitization vehicles at 31 December 2017 would have been USD 0.3 million lower and the assets held by these unconsolidated securitization vehicles would have been USD 26 billion lower.

Sponsored unconsolidated structured entities in which UBS did not have an interest

For several sponsored SEs, no interest was held by UBS AG at year-end. However, during the respective reporting period UBS AG transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs.

The majority of the fee income arose from investment funds that are sponsored and administrated by UBS AG, but managed by third parties. As UBS AG does not provide any active management services, UBS AG was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below.

UBS AG also recorded other net income from fair value changes on financial instruments from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps as well as credit derivatives, through which UBS AG purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because UBS AG does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from UBS AG’s risk management activities.

During 2018, UBS AG and third parties transferred assets of USD 1 billion and USD 1 billion, respectively, into sponsored securitization vehicles created in the year (2017: USD 2 billion and USD 8 billion, respectively). UBS and third parties also transferred assets of USD 2 billion and USD 0 billion, respectively, into sponsored client vehicles created in the year (2017: USD 3 billion and USD 1 billion, respectively). For sponsored investment funds, transfers arose during the period as investors invested and redeemed positions, thereby changing the overall size of the funds, which, when combined with market movements, resulted in a total closing net asset value of USD 18 billion (31 December 2017: USD 15 billion).

Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end[1]
	As of or for the year ended
	31.12.18
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	0	(6)	1	(5)
Net fee and commission income		16	39	54
Other net income from fair value changes on financial instruments	0	8	20	29
Total income	1	18	60	78
Asset information (USD billion)	2[2]	2[3]	18[4]

	As of or for the year ended
	31.12.17
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	2	(9)	0	(7)
Net fee and commission income			41	41
Other net income from fair value changes on financial instruments	(8)	(50)	2	(56)
Total income	(6)	(59)	43	(22)
Asset information (USD billion)	10[2]	4[3]	15[4]
1 For the year ended 31 December 2018, no profit attributable to non-controlling interests was excluded from the table (31 December 2017: USD 73 million). 2 Represents the amount of assets transferred to the respective securitization vehicles. 3 Represents the amount of assets transferred to the respective client vehicles. Information in the comparative period has been restated. Asset information as of 31 December 2017 has decreased by USD 3 billion as a result. 4 Represents the total net asset value of the respective investment funds.